Stock-Based Compensation (Summary of Company's Preferred Stock Unit Activity) (Details) - Performance Share Units [member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, Number	195,569	199,772
Vested - share issuance	(4,203)	(4,203)
Ending balance, Number	191,366	195,569